Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net income:	$ 72,876,000	$ 81,702,000	$ 143,764,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	96,448,000	100,943,000	101,645,000
Other non-current assets	0	4,000,000	0
Amortization of debt discount	(715,000)	(659,000)	(798,000)
Amortization of prepaid lease rentals, net	8,429,000	6,779,000	4,982,000
Amortization and write-off of financing costs	2,236,000	2,613,000	1,896,000
Amortization of deferred dry-docking and special survey costs	7,627,000	7,920,000	7,425,000
Equity based payments	3,866,000	4,951,000	8,623,000
Gain on derivative instruments, net	(1,296,000)	(4,509,000)	(16,856,000)
Loss / (Gain) on sale / disposal of vessels, net	4,856,000	4,440,000	(1,688,000)
Loss on vessel held for sale	2,379,000	37,161,000	0
Vessels impairment loss	17,959,000	0	0
Equity (gain) / loss on investments	(3,381,000)	78,000	529,000
Changes in operating assets and liabilities:
Accounts receivable	(578,000)	(10,000)	1,254,000
Due from related parties	(1,826,000)	2,565,000	(1,565,000)
Inventories	1,753,000	(837,000)	987,000
Insurance claims receivable	795,000	1,020,000	(2,147,000)
Prepayments and other	(1,783,000)	(368,000)	1,447,000
Accounts payable	2,466,000	(199,000)	(2,249,000)
Due to related parties	12,000	(180,000)	371,000
Accrued liabilities	(1,969,000)	(6,669,000)	4,087,000
Unearned revenue	(2,335,000)	(545,000)	373,000
Other current liabilities	(46,000)	(39,000)	(574,000)
Dry-dockings	(5,582,000)	(5,868,000)	(9,461,000)
Accrued charter revenue	(11,204,000)	(7,730,000)	2,618,000
Net Cash provided by Operating Activities	190,987,000	226,559,000	244,663,000
Cash Flows From Investing Activities:
Equity method investments	(9,890,000)	(35,273,000)	(44,881,000)
Dividend from equity method investees	4,500,000	0	0
Debt securities capital redemption	0	46,000	0
Vessel acquisitions / Additions to vessel cost	(64,231,000)	(2,792,000)	(2,758,000)
Proceeds from the sale of vessels, net	26,951,000	3,629,000	4,655,000
Net Cash used in Investing Activities	(42,670,000)	(34,390,000)	(42,984,000)
Cash Flows From Financing Activities:
Offering proceeds, net of related expenses	91,675,000	69,037,000	96,616,000
Proceeds from long-term debt and capital leases	61,625,000	222,848,000	0
Repayment of long-term debt and capital leases	(253,804,000)	(357,401,000)	(210,359,000)
Payment of financing costs	(1,733,000)	(3,907,000)	0
Dividends paid	(37,758,000)	(75,003,000)	(102,287,000)
Decrease / (Increase) in restricted cash	5,766,000	17,050,000	1,367,000
Net Cash used in Financing Activities	(134,229,000)	(127,376,000)	(214,663,000)
Net increase / (decrease) in cash and cash equivalents	14,088,000	64,793,000	(12,984,000)
Cash and cash equivalents at beginning of the year	164,898,000	100,105,000	113,089,000
Cash and cash equivalents at end of the year	178,986,000	164,898,000	100,105,000
Supplemental Cash Information:
Cash paid during the period for interest	$ 56,070,000	$ 51,186,000	$ 45,213,000